Discontinued operations - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) - Carrying value [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Summary Of Maturity Analysis Gross Undiscounted Contractual Cash Flows Of Derivatives Relating to Discontinued Operations [Line Items]
Gross settled cash inflows	€ 18,293	€ 117,396
Gross settled cash outflows	(17,919)	(126,850)
Discontinued operations [member]
Summary Of Maturity Analysis Gross Undiscounted Contractual Cash Flows Of Derivatives Relating to Discontinued Operations [Line Items]
Gross settled cash inflows	43,572
Gross settled cash outflows	(44,309)
Less than 1 year [member]
Summary Of Maturity Analysis Gross Undiscounted Contractual Cash Flows Of Derivatives Relating to Discontinued Operations [Line Items]
Gross settled cash inflows	15,301	4,300
Gross settled cash outflows	(15,242)	(4,895)
Less than 1 year [member] | Discontinued operations [member]
Summary Of Maturity Analysis Gross Undiscounted Contractual Cash Flows Of Derivatives Relating to Discontinued Operations [Line Items]
Gross settled cash inflows	2,449
Gross settled cash outflows	(2,422)
1-5 years [member]
Summary Of Maturity Analysis Gross Undiscounted Contractual Cash Flows Of Derivatives Relating to Discontinued Operations [Line Items]
Gross settled cash inflows	575	3,728
Gross settled cash outflows	(443)	(7,080)
1-5 years [member] | Discontinued operations [member]
Summary Of Maturity Analysis Gross Undiscounted Contractual Cash Flows Of Derivatives Relating to Discontinued Operations [Line Items]
Gross settled cash inflows	9,757
Gross settled cash outflows	(10,107)
5-10 years [member]
Summary Of Maturity Analysis Gross Undiscounted Contractual Cash Flows Of Derivatives Relating to Discontinued Operations [Line Items]
Gross settled cash inflows	675	5,034
Gross settled cash outflows	(633)	(9,499)
5-10 years [member] | Discontinued operations [member]
Summary Of Maturity Analysis Gross Undiscounted Contractual Cash Flows Of Derivatives Relating to Discontinued Operations [Line Items]
Gross settled cash inflows	10,618
Gross settled cash outflows	(11,167)
More than 10 years [member]
Summary Of Maturity Analysis Gross Undiscounted Contractual Cash Flows Of Derivatives Relating to Discontinued Operations [Line Items]
Gross settled cash inflows	1,741	104,335
Gross settled cash outflows	(1,600)	€ (105,376)
More than 10 years [member] | Discontinued operations [member]
Summary Of Maturity Analysis Gross Undiscounted Contractual Cash Flows Of Derivatives Relating to Discontinued Operations [Line Items]
Gross settled cash inflows	20,748
Gross settled cash outflows	€ (20,613)